Income Taxes (Detail 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Benefit for Income Taxes [Abstract]
Current benefit			$ (38)	$ (24)
Deferred benefit	706		(9,803)
Total	$ 706	$ 3	$ (9,841)	$ (24)